As filed with the Securities and Exchange Commission on November 21, 2025
Securities Act Registration No. 333-29289
Investment Company Act Registration No. 811-08255

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 97	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 98	[X]

TRUTH SOCIAL FUNDS
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

Capitol Corporate Services, Inc. 4568 Mayfield Rd, Suite 204
Cleveland, Ohio 44121
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
X	on December 10, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of Truth Social Funds:

Truth Social American Security & Defense ETF
Truth Social American Next Frontiers ETF
Truth Social American Icons ETF
Truth Social American Energy Security ETF
Truth Social American Red State REITs ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 10, 2025 as the new effective date for Post-Effective Amendment No. 96 to the Registration Statement filed on September 10, 2025 for the following funds:

Truth Social American Security & Defense ETF
Truth Social American Next Frontiers ETF
Truth Social American Icons ETF
Truth Social American Energy Security ETF
Truth Social American Red State REITs ETF

This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 96 to the Registration Statement.

PART C. OTHER INFORMATION

Item 28. Exhibits

Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation

	(1)	Certificate of Trust – To Be Filed by Amendment

	(2)	Amended and Restated Agreement and Declaration of Trust effective October 22, 2025 – To Be Filed by Amendment

(b)	By-laws effective October 22, 2025 – To Be Filed by Amendment

(c)	Instruments Defining Rights of Security Holders

	(1)	Declaration of Trust: Articles III, V, and VI defines the rights of holders of the securities being registered. (Certificates for units are not issued.) – see Exhibit (a)2

(d)	Investment Advisory Agreements

	(1)	Investment Advisory Agreement between the Registrant and Yorkville America Equities, LLC – To Be Filed by Amendment

	(2)	Sub-Advisory Agreement between the Registrant and Tuttle Capital Management, LLC – To Be Filed by Amendment

(e)	Underwriting Contracts

	(1)	Distribution Agreement between the Registrant and PINE Distributors, LLC – To Be Filed by Amendment

	(2)	Form of Truth Social Funds Authorized Participant Agreement – To Be Filed by Amendment

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custodian Agreements

	(1)	Custody Agreement between the Registrant and US Bank National Association – To Be Filed by Amendment

(h)	Other Material Contracts

	(1)	Fund Servicing Agreement between the Registrant and U.S. Bank Global Fund Services, LLC – To Be Filed by Amendment

	(3)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. – To Be Filed by Amendment

(i)	Legal Opinion

	(1)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to all series of the Truth Social Funds dated ___________ - To be filed by Amendment.

(j)	Other Opinions – None

(k)	Omitted Financial Statements – Not Applicable

(l)	Initial Capital Agreement – To be filed by Amendment

(m)	Rule 12b-1 Plan

(1) Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 of the Registrant – To Be Filed by Amendment

(n)	Rule 18f-3 Plan – Not Applicable

(o)	Reserved.

(p)	Codes of Ethics

(1) Code of Ethics of Registrant – To Be Filed by Amendment

(2) Code of Ethics of Yorkville America Equities, LLC – To Be Filed by Amendment

(3) Code of Ethics of Tuttle Capital Management, LLC – To Be Filed by Amendment

(q)	Power of Attorney for Mary Lou H. Ivey, Dr. David J. Urban, and Theo H. Pitt, Jr. – Filed Herewith

Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 5 of the Registrant’s Agreement and Declaration of Trust and the section titled “Insurance of Officers, Trustees, and Employees” in Article IX of the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 32.	Principal Underwriters

Item 32(a)	PINE Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

•Listed Funds Trust

•Manager Directed Portfolios Trust

•THOR Financial Technologies Trust

•Hamilton Lane Private Secondary Fund

•Hamilton Lane Venture Capital and Growth Fund

•Crossmark ETF Trust

•Keystone Private Income Fund

•EA Series Trust

•Series Portfolios Trust

•Truth Social Funds

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 501 S. Cherry Street, Suite 610, Denver, Colorado 80246.

Name*	Position with Underwriter	Position with Registrant
Mark Fairbanks	President	N/A
Alexander Woodcock	Senior Vice President, Chief Compliance Officer	N/A
Daryn Levesque	Vice President, Chief Operating Officer	N/A

*The principal business address for each of the above directors and executive officers is 501 S. Cherry St., Suite 610 Denver, CO 80246

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser	Yorkville America Equities, LLC, 1012 Springfield Avenue, Mountainside, New Jersey 07092
b)	Sub-Adviser	Tuttle Capital Management, LLC, 155 Lockwood Rd., Riverside Connecticut 06878
c)	Custodian	US Bank National Association, 5065 Wooster Rd, Cincinnati, Ohio 45226
d)	Co-Administrator, Fund Accountant, Transfer Agent	U.S. Bank Global Fund Services, LLC, 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202
e)	Co-Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.
f)	Distributor	PINE Distributors, LLC, 501 S. Cherry Street, Suite 610, Denver, Colorado 80246.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 97 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 21st day of November, 2025.

TRUTH SOCIAL FUNDS

By: /s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	November 21, 2025

*Theo H. Pitt, Jr.	Trustee	November 21, 2025

*Dr. David J. Urban	Trustee	November 21, 2025

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	November 21, 2025
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	November 21, 2025
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney- Filed Herewith

EXHIBITS

(q.)            Power of Attorney for Mary Lou H. Ivey, Dr. David J. Urban, and Theo H. Pitt, Jr.